Segment Reporting - Schedule of Reportable Segment Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Oct. 31, 2023	Jun. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025
Segment Reporting Information [Line Items]
Revenues	$ 378,709	$ 186,224	$ 64,478		$ 958,387	$ 515,575	$ 181,310	$ 753,188
Cost of revenues	247,513	118,059	3,100		627,483	317,210	6,900	19,000
Gross Profit	131,196	68,165			330,904	198,365
Operating Expenses
Selling, general and administrative expenses	78,518	32,108			200,246	87,911
Depreciation and amortization	13,342	13,657			40,069	46,508
Total Operating Expenses	91,860	45,765			240,315	134,419
Income from Operations	39,336	22,400			90,589	63,946
Total Other Expense, net	(10,457)	(12,065)			(43,711)	(37,786)
Income Tax (Expense) Benefit	(4,404)	(1,896)	(3,190)	$ 5,957	(6,938)	(3,953)		(5,340)
Net Income (Loss) Attributable to Forgent Intermediate LLC	18,287	6,882			28,546	17,756
Shipping and Handling Expenses
Segment Reporting Information [Line Items]
Cost of revenues			40,664				113,570	475,122
Reportable Segment
Segment Reporting Information [Line Items]
Revenues	378,709	186,224	64,478		958,387	515,575	181,310	753,188
Cost of revenues	247,513	118,059			627,483	317,210
Gross Profit	131,196	68,165	23,814		330,904	198,365	67,740	278,066
Operating Expenses
Selling, general and administrative expenses	78,518	32,108	11,321		200,246	87,911	52,077	146,270
Depreciation and amortization	13,342	13,657	93		40,069	46,508	20,418	59,559
Total Operating Expenses	91,860	45,765	11,414		240,315	134,419	72,495	205,829
Income from Operations	39,336	22,400	12,400		90,589	63,946	(4,755)	72,237
Total Other Expense, net	(10,457)	(12,065)	(749)		(43,711)	(37,786)	(20,404)	(49,451)
Income Tax (Expense) Benefit	(4,404)	(1,896)	(3,190)		(6,938)	(3,953)	5,957	(5,340)
Net Income (Loss) Attributable to Forgent Intermediate LLC	$ 24,475	$ 8,439	$ 8,461		$ 39,940	$ 22,207	$ (19,202)	$ 17,446